LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
0000 to 0999 Agriculture, Forestry, and Fishing [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	£ 7,461	£ 7,269
Energy and water supply [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	1,609	2,320
2000 to 3999 Manufacturing [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	7,886	7,285
1500 to 1799 Construction Industries [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	4,428	4,535
Transport, distribution and hotels [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	14,074	13,320
Postal and telecommunications [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	2,148	2,564
Property companies [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	30,980	32,192
Financial, business and other services [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	57,006	49,197
Mortgages [member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	304,665	306,682
Other [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	28,757	20,761
Gross and Lease Financing [Member]
Personal:
Loans and advances to customers	2,094	2,628
Hire purchase [Member]
Personal:
Loans and advances to customers	13,591	11,617
Gross [Member]
Personal:
Loans and advances to customers	474,699	460,370
Allowance for impairment losses [Member]
Personal:
Loans and advances to customers	(2,201)	(2,412)
Net [Member]
Personal:
Loans and advances to customers	£ 472,498	£ 457,958